Exhibit 99.1

Hyundai Auto Receivables Trust 2023-B
Monthly Servicing Report

Collection Period	June 6, 2023 - July 31, 2023
Distribution Date	08/15/23
Transaction Month	1
30/360 Days	26
Actual/360 Days	27

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		June 5, 2023
Closing Date:		July 19, 2023

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,865,299,382.15	75,796	4.96%	57.01
Original Adj. Pool Balance:		$1,696,724,160.74

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$325,000,000.00	17.423%	5.58100%		July 15, 2024
Class A-2-A Notes	Fixed	$443,040,000.00	23.752%	5.77000%		May 15, 2026
Class A-2-B Notes	Floating	$150,000,000.00	8.042%	SOFR + 0.48%		May 15, 2026
Class A-3 Notes	Fixed	$559,640,000.00	30.003%	5.48000%		April 17, 2028
Class A-4 Notes	Fixed	$95,120,000.00	5.099%	5.31000%		August 15, 2029
Class B Notes	Fixed	$30,600,000.00	1.640%	5.67000%		August 15, 2029
Class C Notes	Fixed	$50,900,000.00	2.729%	5.84000%		February 15, 2030
Total Securities		$1,654,300,000.00	88.688%

Overcollateralization		$42,424,160.74	2.274%
YSOA		$168,575,221.41	9.037%
Total Original Pool Balance		$1,865,299,382.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$325,000,000.00	1.0000000	$230,478,821.83	0.7091656	$94,521,178.17
Class A-2-A Notes	$443,040,000.00	1.0000000	$443,040,000.00	1.0000000	$-
Class A-2-B Notes	$150,000,000.00	1.0000000	$150,000,000.00	1.0000000	$-
Class A-3 Notes	$559,640,000.00	1.0000000	$559,640,000.00	1.0000000	$-
Class A-4 Notes	$95,120,000.00	1.0000000	$95,120,000.00	1.0000000	$-
Class B Notes	$30,600,000.00	1.0000000	$30,600,000.00	1.0000000	$-
Class C Notes	$50,900,000.00	1.0000000	$50,900,000.00	1.0000000	$-
Total Securities	$1,654,300,000.00	1.0000000	$1,559,778,821.83	0.9428633	$94,521,178.17

Weighted Avg. Coupon (WAC)	4.96%		4.97%
Weighted Avg. Remaining Maturity (WARM)	57.01		55.41
Pool Receivables Balance	$1,865,299,382.15		$1,768,640,701.80
Remaining Number of Receivables	75,796		74,228

Adjusted Pool Balance	$1,696,724,160.74		$1,610,680,546.65

III.  COLLECTIONS

Principal:
Principal Collections	$96,637,455.64
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$-
Total Principal Collections	$96,637,455.64

Interest:
Interest Collections	$13,627,772.52
Late Fees & Other Charges	$47,242.18
Interest on Repurchase Principal	$-
Total Interest Collections	$13,675,014.70

Collection Account Interest	$174,148.62
Reserve Account Interest	$7,734.14
Servicer Advances	$-

Total Collections	$110,494,353.10

2023B Report	1 of 4

Hyundai Auto Receivables Trust 2023-B
Monthly Servicing Report

Collection Period	June 6, 2023 - July 31, 2023
Distribution Date	08/15/23
Transaction Month	1
30/360 Days	26
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections					$110,494,353.10
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$110,494,353.10
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$2,849,762.94	$-	$2,849,762.94	2,849,762.94
Collection & Reserve Account Interest					$181,882.76
Late Fees & Other Charges					$47,242.18
Total due to Servicer					$3,078,887.88

2. Class A Noteholders Interest:
Class A-1 Notes		$1,360,368.75		$1,360,368.75
Class A-2-A Notes		$1,846,246.13		$1,846,246.13
Class A-2-B Notes		$624,143.25		$624,143.25
Class A-3 Notes		$2,214,930.76		$2,214,930.76
Class A-4 Notes		$364,785.20		$364,785.20

Total Class A interest:		$6,410,474.09		$6,410,474.09	6,410,474.09

3. First Priority Principal Distribution:		$0.00		$0.00	0.00

4. Class B Noteholders Interest:		$125,307.00		$125,307.00	125,307.00

5. Second Priority Principal Distribution:		$0.00		$-	0.00

6. Class C Noteholders Interest:		$214,684.89		$214,684.89	214,684.89

Available Funds Remaining:					$100,664,999.24

7. Regular Principal Distribution Amount:					94,521,178.17

		Distributable Amount		Paid Amount
Class A-1 Notes				$94,521,178.17
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$94,521,178.17		$94,521,178.17
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$94,521,178.17		$94,521,178.17

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses and Asset Representations Reviewer Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					6,143,821.07

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$168,575,221.41
Beginning Period Amount	$168,575,221.41
Current Period Amortization	$10,615,066.26
Ending Period Required Amount	$157,960,155.15
Ending Period Amount	$157,960,155.15
Next Distribution Date Required Amount	$152,321,628.26

2023B Report	2 of 4

Hyundai Auto Receivables Trust 2023-B
Monthly Servicing Report

Collection Period	June 6, 2023 - July 31, 2023
Distribution Date	08/15/23
Transaction Month	1
30/360 Days	26
Actual/360 Days	27

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$4,241,810.40
Beginning Period Amount	$4,241,810.40
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$4,241,810.40
Ending Period Amount	$4,241,810.40

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	3.00%
Overcollateralization Floor	3.00%
		Beginning	Ending	Target
Overcollateralization Amount		$42,424,160.74	$50,901,724.82	$50,901,724.82
Overcollateralization as a % of Original Adjusted Pool		2.50%	3.00%	3.00%
Overcollateralization as a % of Current Adjusted Pool		2.50%	3.16%	3.16%

VIII.  DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.28%	73,693	99.24%	$1,755,128,187.48
30 - 60 Days	0.63%	467	0.66%	$11,662,583.38
61 - 90 Days	0.09%	67	0.10%	$1,829,758.52
91-120 Days	0.00%	1	0.00%	$20,172.42
121 + Days	0.00%	0	0.00%	$-
Total		74,228		$1,768,640,701.80

Delinquent Receivables 30+ Days Past Due
Current Period	0.72%	535	0.76%	$13,512,514.32
1st Preceding Collection Period
2nd Preceding Collection Period
3rd Preceding Collection Period
Four-Month Average	0.72%		0.76%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.10%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		11		$349,807.82
Repossession Inventory		10		$313,738.12

Current Charge-Offs
Gross Principal of Charge-Offs				$21,224.71
Recoveries				$-
Net Loss				$21,224.71

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.01%

Average Pool Balance for Current Period				$1,816,970,041.98

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.01%
1st Preceding Collection Period
2nd Preceding Collection Period
3rd Preceding Collection Period
Four-Month Average				0.01%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		1	1	$21,224.71
Recoveries		-	-	$-
Net Loss				$21,224.71
Cumulative Net Loss as a % of Initial Pool Balance				0.00%

Net Loss for Receivables that have experienced a Net Loss *		1	1	$21,224.71
Average Net Loss for Receivables that have experienced a Net Loss				$21,224.71

Principal Balance of Extensions				$6,080,043.42
Number of Extensions				232

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

2023B Report	3 of 4

Hyundai Auto Receivables Trust 2023-B
Monthly Servicing Report

Collection Period	June 6, 2023 - July 31, 2023
Distribution Date	08/15/23
Transaction Month	1
30/360 Days	26
Actual/360 Days	27

IX.  CREDIT RISK RETENTION INFORMATION

Fair Value of Notes and Certificate on the Closing Date:
(i) Class A-1 Notes:
(a) Fair Value of Class A-1 Notes in Dollars:	$325,000,000
(b) Fair Value of Class A-1 Notes as a percentage of Total	18.25%
(ii) Class A-2-A Notes:
(a) Fair Value of Class A-2-A Notes in Dollars:	$443,040,000
(b) Fair Value of Class A-2-A Notes as a percentage of Total	24.88%
(ii) Class A-2-B Notes:
(a) Fair Value of Class A-2-B Notes in Dollars:	$150,000,000
(b) Fair Value of Class A-2-B Notes as a percentage of Total	8.42%
(iii) Class A-3 Notes:
(a) Fair Value of Class A-3 Notes in Dollars:	$559,640,000
(b) Fair Value of Class A-3 Notes as a percentage of Total	31.43%
(iv) Class A-4 Notes:
(a) Fair Value of Class A-4 Notes in Dollars:	$95,120,000
(b) Fair Value of Class A-4 Notes as a percentage of Total	5.34%
(v) Class B Notes:
(a) Fair Value of Class B Notes in Dollars:	$30,600,000
(b) Fair Value of Class B Notes as a percentage of Total	1.72%
(vi) Class C Notes:
(a) Fair Value of Class C Notes in Dollars:	$50,900,000
(b) Fair Value of Class C Notes as a percentage of Total	2.86%
(vii) Certificate:
(a) Fair Value of Certificate in Dollars:	$126,468,000
(b) Fair Value of Certificate as a percentage of Total	7.10%
Reserve Account
(i) Amount on deposit on the Closing Date in Dollars:	$4,241,810
(ii) Amount on deposit on the Closing Date as a percentage of Total:	0.24%

Total Fair Value of Notes and Certificate in Dollars:	$1,780,768,000

Total Fair Value of Notes and Certificate as a percentage of Total:	100.00%

Sum of the Fair Value of the Certificate and the Amount on Deposit in the Reserve Account
(i) In Dollars:	$130,710,087
(ii) As a percentage of Total:	7.34%

The sum of the amount on deposit in the reserve account on the Closing Date and the fair value of the Certificates is sufficient to satisfy the requirements of the SEC’s credit risk retention rules, 17 C.F.R. Part 246 (“Regulation RR”), which is greater than or equal to 5.00% of the fair value of the Notes and the Certificates, or $89,038,400 required to comply with Regulation RR. There were no material changes in the retained interest in the transaction.

X.  SOFR INFORMATION

There were no SOFR Adjustment Conforming Changes during the reporting period.

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